Note 14 - Stock Warrants (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Aug. 11, 2016	May 23, 2016	Apr. 28, 2016	Apr. 27, 2016	Mar. 31, 2016	Jan. 24, 2016	Jan. 21, 2016	Jan. 14, 2016	Jan. 13, 2016	Dec. 24, 2015	Dec. 20, 2015	Nov. 11, 2015	Nov. 10, 2015	Oct. 10, 2015	Jul. 10, 2015	Apr. 10, 2015	Feb. 09, 2015
National Concessions Group Inc
Class of Warrant, Outstanding															2,500
Investor 2
Class of Warrant, Outstanding											15,625
Investor 3
Class of Warrant, Outstanding										5,000
Investor 4
Class of Warrant, Outstanding							5,000
An investor
Class of Warrant, Outstanding								5,000					11,250
Beta Killers LLC
Stock price			$ 0.22
Tangiers Investment Group, LLC
Stock price						$ 1.20
Brett Harris
Stock price									$ 4.40
Convurge Llc
Stock price												$ 5.60
B44
Class of Warrant, Outstanding													11,250
Mile High Brands
Stock price																$ 5.80	$ 5.80
Loyl Me
Stock price																		$ 6.44	$ 20.80	$ 29.36	$ 40.00
Warrant
Cancelled	0		20,625
Warrant | National Concessions Group Inc
Warrants vested		2,500
Fair value vested		$ 16,000
Fair Value Assumptions, Method Used			Black-Scholes-Merton pricing model
Exercise price			$ 1.00
Stock price			$ 6.40
Risk free rate			0.80%
Volatility rate			848.10%
Expected life			1 year 4 months 24 days
Warrant | Investor 2
Fair value vested	$ 71,875		$ 71,875
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 8.00		$ 8.00
Stock price	$ 4.60		$ 4.60
Risk free rate	202.00%		2.02%
Volatility rate	60000.00%		600.00%
Expected life	10 years		10 years
Warrant | Investor 3
Fair value vested	$ 28,967		$ 28,967
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 4.60		$ 4.60
Stock price	$ 5.80		$ 5.80
Risk free rate	47.00%		0.47%
Volatility rate	63800.00%		638.00%
Expected life			1 year
Warrant | Investor 4
Fair value vested	$ 27,000		$ 27,000
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 5.40		$ 5.40
Risk free rate	91.00%		0.91%
Volatility rate	117700.00%		1177.00%
Expected life	2 years 8 months 4 days		2 years 8 months 5 days
Warrant | An investor
Fair value vested			$ 69,750
Fair Value Assumptions, Method Used			Black-Scholes-Merton pricing model
Exercise price			$ 1.00
Stock price			$ 6.20
Risk free rate			1.15%
Volatility rate			600.00%
Expected life			3 years
Common Stock
Stock price					$ 2.10
Issuance of common stock for investment, Shares				500,000
Common Stock | An investor
Issuance of common stock for investment, Shares			8,804
Chief Executive Officer
Class of Warrant, Outstanding														150,000
Risk free rate	133.00%		1.33%
Chief Executive Officer | Warrant
Warrants vested	50,000	87,500	50,000
Fair value vested	$ 350,000	$ 612,500	$ 350,000
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 7.00		$ 7.00
Volatility rate	84200.00%		842.00%
Director 3
Class of Warrant, Outstanding														7,500
Director 3 | Warrant
Warrants vested		1,875
Fair value vested	$ 13,125		$ 13,125
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 7.00		$ 7.00
Risk free rate	133.00%		1.33%
Volatility rate	84200.00%		842.00%
Expected life			3 years
Cancelled	5,625		5,625
Director 1
Class of Warrant, Outstanding														25,000
Director 1 | Warrant
Fair value vested	$ 175,000		$ 175,000
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 7.00		$ 7.00
Risk free rate	133.00%		1.33%
Volatility rate	84200.00%		842.00%
Expected life			3 years
Director 2
Class of Warrant, Outstanding														12,500
Director 2 | Warrant
Fair value vested	$ 87,500		$ 87,500
Fair Value Assumptions, Method Used	Black-Scholes-Merton pricing model		Black-Scholes-Merton pricing model
Exercise price	$ 1.00		$ 1.00
Stock price	$ 7.00		$ 7.00
Risk free rate	133.00%		1.33%
Volatility rate	84200.00%		842.00%
Expected life			3 years